CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (133,805)	$ (195,405)	$ (74,933)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Depreciation and amortization	1,788	1,585	331
Share-based compensation expense	44,960	38,909	12,001
Commercial agreement asset amortization	150,451	149,047	84,298
Intangible assets amortization	20,434	27,833	0
Unrealized loss (gain) on foreign currency	(1,901)	7,843	2,403
Changes in accrued interest and exchange rate on short-term deposits	(416)	(291)	0
Changes in accrued interest and exchange rate on long-term deposits	(255)	(931)	24
Realized losses from marketable securities	0	73	140
Warrants liabilities to preferred shares	0	0	5,872
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(11,417)	2,662	(5,591)
Increase in prepaid expenses and other assets	(11,735)	(2,685)	(23,239)
Decrease (increase) in funds receivable	(11,074)	17,097	(29,272)
Increase in other assets, noncurrent	(339)	(1,279)	0
Increase in funds payable to customers	33,107	17,736	23,143
Decrease in operating lease ROU assets	3,230	3,253	1,382
Increase in deferred contract acquisition costs	(1,207)	(761)	(814)
Increase (decrease) in accounts payable	(1,277)	16,648	5,007
Increase in accrued expenses and other liabilities	30,625	20,531	17,926
Increase (decrease) in deferred tax liabilities	120	(8,178)	(90)
Increase (decrease) operating lease liabilities	(3,067)	(4,359)	(437)
Net cash provided by operating activities	108,222	89,328	18,151
Cash flows from investing activities:
Acquisition of a business, net of cash acquired (see note 6)	0	(317,483)	0
Investment in marketable securities	(3,728)	(8,298)	(2,806)
Proceeds from marketable securities	671	8,110	748
Purchases of short-term investments	(175,319)	(78,478)	(117,205)
Purchases of long-term investments	(125,078)	(74,400)	(81,657)
Purchases of property and equipment	(1,741)	(8,352)	(2,883)
Net cash used in investing activities	(55,039)	(330,101)	(40,489)
Cash flows from financing activities:
Proceeds from exercise of share options	1,969	1,166	1,584
Proceeds from issuance of Ordinary shares in IPO, net of issuance costs	0	0	396,494
Proceeds from exercise of warrants to ordinary shares	22	73	529
Net cash provided by financing activities	1,991	1,239	398,607
Exchange rate differences on balances of cash, cash equivalents and restricted cash	1,901	(7,843)	(2,403)
Net increase (decrease) in cash, cash equivalents, and restricted cash	57,075	(247,377)	373,866
Cash and cash equivalents and restricted cash-beginning of period	211,522	458,899	85,033
Cash and cash equivalents and restricted cash-end of period	268,597	211,522	458,899
Supplemental disclosures of cash flow information:
Cash paid for income taxes	729	249	5
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable	0	0	1
ROU assets and lease liabilities created during the period	6,565	2,862	17,329
Conversion of warrants liability to ordinary shares	0	0	11,610
Recognition of Commercial agreement asset	$ 60,206	$ 235,467	$ 280,842